Equity Method Investments and Variable Interest Entities (Related Party Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Related Party Transactions [Line Items]
Costs and estimated earnings in excess of billings on uncompleted contracts (CIE)	$ 383	$ 416
Transactions with Related Parties
Schedule of Related Party Transactions [Line Items]
Revenue from related parties	133	235	$ 291
Accounts receivable	28	22
Costs and estimated earnings in excess of billings on uncompleted contracts (CIE)	2	1
Billings in excess of costs and estimated earnings on uncompleted contracts	27	41
EPIC Piping LLC
Schedule of Related Party Transactions [Line Items]
Related parties amount in cost of sales	3	25
Brown & Root JV
Schedule of Related Party Transactions [Line Items]
Revenue from related parties	5	16
Due to (from) related party	$ (4)	$ (11)